Operating expenses	6 Months Ended
Jun. 30, 2025
Disclosure of Expenses [Abstract]
Operating expenses	Note 5: Operating expenses

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m

Staff costs	2,362	2,287
Premises and equipment costs	236	182
Depreciation and amortisation	1,722	1,659
Other	1,315	1,308
Total operating expenses	5,635	5,436